Main Page (1)
	TYPE              13F-HR
	PERIOD            03/31/03
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Diana Gonzales
Title:	Corporate Secretary
Phone:	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     May 12, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		73

Form 13F Information Table Value Totals:		$116,608

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Affymetrix Inc.              common     00826T108        2439   93800sh  sole      54800  0   39000       0
Amsurg Corporation           common     03232P405        2238   88800sh  sole      51700  0   37100       0
Abercrombie & Fitch          cl-a       002896207        2194   73050sh  sole      41450  0   31600       0
Aeroflex, Inc.               common     007768104         803  141850sh  sole      80500  0   61350       0
ATMI, Inc.                   common     00207R101        1012   52550sh  sole      30050  0   22500       0
Benchmark Electronics        common     08160H101        1561   55090sh  sole      30590  0   24500       0
Brown & Brown                common     115236101        2101   67100sh  sole      39900  0   27200       0
Biosite, Inc.                common     090945106        1748   45500sh  sole      25700  0   19800       0
Caci Incorporated            cl-a       127190304        1701   51000sh  sole      29000  0   22000       0
Cheesecake Factory           common     163072101        1736   53800sh  sole      32250  0   21550       0
Celgene Corp.                common     151020104        3122  119700sh  sole      71050  0   48650       0
Cephalon, Inc.               common     156708109        2432   60900sh  sole      34300  0   26600       0
Caremark RX                  common     141705103          13     700sh  sole        700  0       0       0
Corinthian Colleges          cl-a       218868107        1918   48550sh  sole      26050  0   22500       0
Coach, Inc.                  common     189754104        2311   60300sh  sole      32400  0   27900       0
Cognizant Tech Sol.          cl-a       192446102        2464   36600sh  sole      21100  0   15500       0
Cymer                        common     232572107        1811   76500sh  sole      43400  0   33100       0
Cytyc Corporation            common     232946103        2463  188700sh  sole     107700  0   81000       0
Doral Financial              common     25811P100        2994   84700sh  sole      48500  0   36200       0
Emulex Corporation           common     292475209        1852   96700sh  sole      50300  0   46400       0
EPIQ Systems, Inc.           common     26882D109        1185   61700sh  sole      35100  0   26600       0
Electro Scientific           common     285229100           6     500sh  sole        500  0       0       0
Employee Solutions           common     292166105           0     477sh  sole        477  0       0       0
Evergreen Resources, Inc.    common     299900308        2229   49200sh  sole      27900  0   21300       0
Exar Corporation             common     300645108        1141   89800sh  sole      50600  0   39200       0
FTI Consulting               common     302941109        3282   71000sh  sole      39900  0   31100       0
Flir Systems                 common     302445101        2790   58850sh  sole      29850  0   29000       0
Freds Inc.                   cl-a       356108100        2630   94425sh  sole      53325  0   41100       0
Gymboree                     common     403777105        1175   78100sh  sole      42200  0   35900       0
Hollywood Entertainment Corp common     436141105         854   53400sh  sole      26300  0   27100       0
Hot Topic, Inc.              common     441339108          10     450sh  sole        450  0       0       0
Hovnanian Enterprises, Inc.  cl-a       442487203        2429   70300sh  sole      39800  0   30500       0
Hyperion Solutions Corp.     common     44914M104        2488  102600sh  sole      58400  0   44200       0
Identix, Inc.                common     451906101           4     900sh  sole        900  0       0       0
IDEC Pharmaceuticals Corp.   common     449370105           5     150sh  sole        150  0       0       0
JDA Software                 common     46612K108           3     300sh  sole        300  0       0       0
Joseph A. Banks              common     480838101        1201   49200sh  sole      26900  0   22300       0
Kensey Nash Corp.            common     490057106        2001   97700sh  sole      56700  0   41000       0
Kroll, Inc.                  common     501049100        2672  124800sh  sole      70900  0   53900       0
Kronos, Inc.                 common     501052104        2163   61700sh  sole      35600  0   26100       0
Mercury Interactive Corp.    common     589405109        1534   51700sh  sole      29700  0   22000       0
Newport Corporation          common     651824104         818   69300sh  sole      33200  0   36100       0
NPS Pharmaceuticals          common     62936P103           6     400sh  sole        400  0       0       0
Netscreen Technologies, Inc. common     64117V107        1282   76400sh  sole      43000  0   33400       0
Oriental Financial Group     common     68618W100        2062   95450sh  sole      54875  0   40575       0
OSI Pharmaceuticals          common     671040103         917   57300sh  sole      36400  0   20900       0
OSI Systems                  common     671044105        2114  133700sh  sole      75600  0   58100       0
Omnivision Technologies      common     682128103        1231   59400sh  sole      33900  0   25500       0
Pediatrix Medical Group      common     705324101        1261   50150sh  sole      28650  0   21500       0
PEC Solutions                common     705107100         580   49200sh  sole      28000  0   21200       0
Petco Animal Supplies, Inc.  common     716016209        1975  104800sh  sole      59700  0   45100       0
PF Changs China Bistro       common     69333Y108        1780   48100sh  sole      28100  0   20000       0
American Italian Pasta Co.   cl-a       027070101          11     250sh  sole        250  0       0       0
Panera Bread                 cl-a       69840W108        1875   61500sh  sole      36300  0   25200       0
Patina Oil & Gas Corp.       common     703224105        1461   44400sh  sole      25200  0   19200       0
Power Integration            common     739276103        1737   83800sh  sole      46800  0   37000       0
Portfolio Recovery           common     73640Q105        1757   77175sh  sole      44575  0   32600       0
PrivateBancorp, Inc.         common     742962103        1865   81250sh  sole      46750  0   34500       0
Regis Corporation            common     758932107        2257   90600sh  sole      53100  0   37500       0
Sterling Bancshares, Inc.    common     858907108        1866  156975sh  sole      90525  0   66450       0
Scios, Inc.                  common     808905103        3434   77950sh  sole      43250  0   34700       0
Safenet, Inc.                common     78645R107        2026   98900sh  sole      56200  0   42700       0
Steris Corporation           common     859152100        1870   71500sh  sole      40600  0   30900       0
Southwest Bancorp            common     84476R109        2294   76400sh  sole      43600  0   32800       0
Intrado, Inc.                common     46117A100         471   59600sh  sole      36700  0   22900       0
Veeco Instruments            common     922417100           8     500sh  sole        500  0       0       0
Ventana Medical Systems      common     92276H106           4     200sh  sole        200  0       0       0
Websense, Inc.               common     947684106        1043   71000sh  sole      41300  0   29700       0
Webex, Inc.                  common     94767L109        1030   99475sh  sole      58075  0   41400       0
W Holding Company, Inc.      common     929251106        2056  112000sh  sole      64500  0   47500       0
Wright Medical               common     98235T107        2942  167900sh  sole      93800  0   74100       0
Wintrust Financial           common     97650W108        1639   57300sh  sole      32800  0   24500       0
XTO Energy, Inc.             common     98385X106        2221  116889sh  sole      67056  0   49833       0